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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tinicum Lantern II L.L.C.
Address:   800 Third Avenue
           40th Floor
           New York, New York 10022

Form 13F File Number: 28-12764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric M. Ruttenberg
Title:    Managing Member
Phone:    (212) 446-9300

Signature, Place, and Date of Signing:


/s/ Eric M. Ruttenberg
---------------------------   New York, New York     August 3, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $282,435 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                        FORM 13F INFORMATION TABLE

                                                           VALUE     SHARES/  SH  PUT/ INVEST   OTHER         VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCR   MANAGERS   SOLE      SHARED     NONE
----------------------------   --------------   --------- --------   -------  --- ---- ------ --------- ---------- --------- -------
ACCURIDE CORP NEW              COM NEW          00439T206  32,898   2,604,730  SH       SOLE            2,604,730
BREEZE EASTERN CORP            COM              106764103  36,965   3,303,373  SH       SOLE            3,303,373
CHURCHILL DOWNS INC            COM              171484108   6,441     142,883  SH       SOLE              142,883
CYMER INC                      COM              232572107 105,219   2,125,203  SH       SOLE            2,125,203
GSI GROUP INC CDA NEW          COM NEW          36191C205   7,741     642,442  SH       SOLE              642,442
LAWSON PRODS INC               COM              520776105     380      19,300  SH       SOLE               19,300
NUTRI SYS INC NEW              COM              67069D108  18,770   1,335,000  SH       SOLE            1,335,000
PACIFIC CAP BANCORP NEW        COM NEW          69404P200     332      10,448  SH       SOLE               10,448
SEAGATE TECHNOLOGY PLC         SHS              G7945M107   1,075      66,540  SH       SOLE               66,540
SIMPSON MANUFACTURING CO INC   COM              829073105   9,212     308,400  SH       SOLE              308,400
SOLUTIA INC                    *W EXP 02/27/201 834376147     426     201,671  SH       SOLE              201,671
VEECO INSTRS INC DEL           COM              922417100   1,321      27,286  SH       SOLE               27,286
VISHAY PRECISION GROUP INC     COM              92835K103     710      42,048  SH       SOLE               42,048
WESTERN DIGITAL CORP           COM              958102105   2,539      69,802  SH       SOLE               69,802
X-RITE INC                     COM              983857103  58,406  11,751,792  SH       SOLE           11,751,792
